Issued share capital (Tables)	6 Months Ended
Jun. 30, 2019
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Options Granted

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
Number of equity ordinary shares	m	m	m
At the beginning of the period	1,332.7	1,332.5	1,332.5
Exercise of share options	—	0.1	0.2
At the end of the period	1,332.7	1,332.6	1,332.7